Income taxes - NOLs (Details) $ in Millions	Dec. 31, 2016 USD ($)
Sweden
Operating Loss Carryforwards
NOLs	$ 70.4
Ireland
Operating Loss Carryforwards
NOLs	12.5
U.S. | Federal
Operating Loss Carryforwards
NOLs	37.1
U.S. | State
Operating Loss Carryforwards
NOLs	$ 37.2